Summary of Significant Accounting Policies (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 09, 2021	Feb. 09, 2021	Apr. 18, 2020	Apr. 28, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 18, 2021	Apr. 15, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss and cash used in operations										$ 3,037,517
Cash used in operations										1,156,996
Accumulated deficit					$ (2,173,891)		$ (2,173,891)		$ (2,655,804)	(5,762,321)	$ (2,655,804)
Gross proceeds issued		$ 4,276,000	$ 75,644	$ 2,399,500
Subscription receivable			$ 2,000
Share price (in Dollars per share)			$ 0.01	$ 0.08
Number of shares issued (in Shares)			7,764,366	29,993,750
Placement agent and other offering expenses				$ 361,410
Aggregate shares (in Shares)	4,276	4,276										8,500,000	4,125,000
Warrant purchase (in Shares)	14,253,323	14,253,323
Federal deposit insurance corporation					250,000		250,000			250,000
Securities investor protection corporation					250,000		250,000			250,000
FDIC cash limits							9,800,000			880,000
Prepaid expenses and other current assets					220,590		220,590		16,333	241,091	16,333
Inventory write-down									0	137,947	0
Equity investments cost							0		9,394	$ 200
Intangible assets amortization period.										1 year
Impairment loss									$ 29,440	$ 0
Research and development cost					70,514	$ 0	217,962	$ 0		26,250	$ 0
Net loss							1,504,145
Sale of its equity investments							6,736,070
Inventory write-down					$ 28,118		28,118			0
Income tax expense							$ 19,133
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gross proceeds issued	$ 4,276,000
Aggregate shares (in Shares)	4,276	4,276
Warrant purchase (in Shares)	14,253,323	14,253,323
NFID [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit										$ 5,762,321